SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION

	South Korean Won per 1 USD
	2024	2023
Exchange rate as of March 31st	1,346.42	1,302.31
Average exchange rate for the fiscal year then ended	1,319.86	1,309.20

During the fiscal year ended March 31, 2024 and 2023, approximately 95% and 93%, respectively, of the Company’s net sales are denominated in U.S. Dollars. During the fiscal year ended March 31, 2024, and 2023, sales denominated in no other currency accounted for 10% or more of net sales.